Debt, Revolving Credit Facilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Revolving credit
Subordination agreement description	In connection with U.S. Cellular’s revolving credit facility, TDS and U.S. Cellular entered into a subordination agreement dated December 17, 2010 together with the administrative agent for the lenders under U.S. Cellular’s revolving credit agreement. Pursuant to this subordination agreement, (a) any consolidated funded indebtedness from U.S. Cellular to TDS will be unsecured and (b) any (i) consolidated funded indebtedness from U.S. Cellular to TDS (other than “refinancing indebtedness” as defined in the subordination agreement) in excess of $105,000,000, and (ii) refinancing indebtedness in excess of $250,000,000, will be subordinated and made junior in right of payment to the prior payment in full of obligations to the lenders under U.S. Cellular’s revolving credit agreement. As of December 31, 2013, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the revolving credit agreement pursuant to the subordination agreement.
U.S. Cellular revolving credit facility
Revolving credit
Maximum borrowing capacity	$ 300.0
Letters of credit outstanding	17.6	[1]
Amount available for use	282.4
LIBOR	0.17%	[2]
Contractual spread	1.50%	[2]
Borrowing rate: One-month London InterBank Offered Rate ("LIBOR") plus contractual spread	1.67%	[2]
Fees incurred as a percent of Maximum borrowing capacity for 2013	0.25%
Fees incurred, amount	0.8		1.1	1.2
Agreement date	Dec. 17, 2010
Maturity date	Dec. 17, 2017
Borrowing rate description	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.
Debt issuance costs, net of accumulated amortization	2.7
U.S. Cellular revolving credit facility | Letters of credit to the FCC
Revolving credit
Letters of credit outstanding	$ 17.4
U.S. Cellular revolving credit facility | Minimum
Revolving credit
Range of commitment fees on amount available for use	0.13%	[3]
U.S. Cellular revolving credit facility | Maximum
Revolving credit
Range of commitment fees on amount available for use	0.30%	[3]

[1]	In June 2013, U.S. Cellular provided $17.4 million in letters of credit to the FCC in connection with U.S. Cellular's winning bids in Auction 901. See Note 16 — Supplemental Cash Flow Disclosures for additional information on Auction 901.
[2]	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.
[3]	The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to U.S. Cellular by certain ratings agencies.